DEFERRED REVENUE AND OTHER DEFERRED LIABILITIES	9 Months Ended
Sep. 30, 2024
Subclassifications of assets, liabilities and equities [abstract]
DEFERRED REVENUE AND OTHER DEFERRED LIABILITIES	DEFERRED REVENUE AND OTHER DEFERRED LIABILITIES
Deferred revenue and other deferred liabilities consist of the following:

	September 30, 2024	December 31, 2023
	$	$
Deferred revenue related to the U.S. Environmental Protection Agency ("EPA") Clean School Bus Program (Note 7.1)	39,033,525	16,293,067
Deferred liabilities related to the non-repayable financial contribution under Project Innovation Program for the Development of a Mobilizing Project (Note 7.2)	3,636,049	1,622,433
Other deferred liabilities	1,583,472	351,639
Deferred revenue and other deferred liabilities	44,253,046	18,267,139
7.1 U.S. Environmental Protection Agency (EPA) Clean School Bus Program (the "EPA Program")
Lion all-electric school buses are eligible under the EPA Program. Under the grant and rebate funding rounds of the EPA Program in which Lion participated directly and indirectly through school districts, once the EPA reviewed the payment request and confirmed that all required information was included, the EPA issued either a rebate payment under the rebate funding round or a reimbursement of expenditures under the grant funding round to the selectee such that payments made under the EPA Program were generally made before delivery of the applicable school bus.
Reimbursement of expenditures of $37.2 million were received during the third quarter of fiscal 2024 under the grant funding round. From the expense reimbursements received, the Company reimbursed $7.1 million (which is included as part of Trade and other payables as at September 30, 2024) to the EPA in October 2024, in accordance with the EPA's direction as to timing of disbursements. Such amounts are available to be drawn by Lion in the future based on the program parameters.
7.2 Non-repayable financial contribution under Project Innovation Program for the Development of a Mobilizing Project
On March 20, 2023, the Company entered into a non-repayable financial contribution agreement under the Project Innovation Program for the Development of a Mobilizing Project. The agreement provides for financing of up to C$26,991,772 until December 31, 2026. As at September 30, 2024, the Company received advances of government assistance of $12,475,417 (C$17,079,144) from Investissement Quebec relating to vehicle development project costs, of which $8,925,787 has been incurred and recorded as a reduction of intangible assets.